Shareholder Report, Average Annual Return (Details) 123822_Hotchkis - Wiley Mid-Cap Value Fund_Class Z_TSR Annual {Class Z}	12 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z (without sales charge)
Average Annual Return, Percent	23.39%	10.21%	13.37%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	26.62%	9.48%	11.60%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	21.63%	8.50%	12.32%